CASH, CASH EQUIVALENTS AND TIME DEPOSITS	6 Months Ended
Jun. 30, 2026
CASH, CASH EQUIVALENTS AND TIME DEPOSITS
CASH, CASH EQUIVALENTS AND TIME DEPOSITS

18CASH, CASH EQUIVALENTS AND TIME DEPOSITS

	As of December 31,	As of June 30,
	2025	2026
	RMB’000	RMB’000

Cash and cash equivalents	6,666,304	4,275,014
Time deposits	301,401	1,099,805

RMB is not a freely convertible currency and the remittance of funds out of the PRC is subject to the exchange restrictions imposed by the PRC government. The Group’s time deposits are denominated in USD or RMB and are deposited with banks and other financial institutions in Chinese Mainland and overseas.